UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September  30, 2019

Item 1. Schedule of Investments.

Salt High truBetaTM US Market ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communications - 2.9%
735	Facebook, Inc. - Class A [2]	$130,889
462	Netflix, Inc. [2]	123,640
3,171	Twitter, Inc. [2]	130,645
		385,174
	Consumer Discretionary - 18.8%
63	Amazon.com, Inc. [2]	109,362
4,515	American Airlines Group, Inc.	121,770
1,995	Best Buy Company, Inc.	137,635
3,381	BorgWarner, Inc.	124,015
3,339	eBay, Inc.	130,154
7,014	The Gap, Inc.	121,763
2,583	Kohl's Corporation	128,272
2,289	Las Vegas Sands Corporation	132,213
3,129	Masco Corporation	130,417
11,949	Mattel, Inc. [2]	136,099
4,641	MGM Resorts International	128,648
1,491	PVH Corporation	131,551
1,239	Ross Stores, Inc.	136,104
3,675	Skechers U.S.A., Inc. - Class A [2]	137,261
546	Tesla, Inc. [2]	131,515
609	Ulta Beauty, Inc. [2]	152,646
6,384	Under Armour, Inc. - Class A [2]	127,297
1,512	VF Corporation	134,553
1,155	Wynn Resorts, Ltd.	125,572
		2,476,847
	Energy - 4.2%
2,142	Hess Corporation	129,548
10,605	Marathon Oil Corporation	130,124
2,520	Marathon Petroleum Corporation	153,090
1,596	Valero Energy Corporation	136,043
		548,805
	Financials - 21.0%
1,449	Capital One Financial Corporation	131,830
3,108	Charles Schwab Corporation	130,008
1,932	Citigroup, Inc.	133,462
2,058	Comerica, Inc.	135,807
1,596	Discover Financial Services	129,420
2,982	E*TRADE Financial Corporation	130,284
798	Global Payments, Inc.	126,882

7,770	Investco, Ltd.	131,624
4,809	KKR & Company, Inc. - Class A	129,122
2,205	Lincoln National Corporation	133,006
504	Mastercard, Inc. - Class A	136,871
2,793	MetLife, Inc.	131,718
3,003	Morgan Stanley	128,138
1,260	PayPal Holdings, Inc. [2]	130,523
1,512	Prudential Financial, Inc.	136,004
14,511	SLM Corporation	128,060
2,331	Square, Inc. - Class A [2]	144,405
2,205	State Street Corporation	130,514
4,536	Unum Group	134,810
756	Visa, Inc. - Class A	130,040
2,478	Voya Financial, Inc.	134,902
		2,777,430
	Industrials - 11.9%
1,428	Amphenol Corporation	137,802
2,688	AO Smith Corporation	128,244
1,008	Caterpillar, Inc.	127,321
819	Cummins, Inc.	133,227
819	Deere & Company	138,149
1,533	Eaton Corporation plc	127,469
2,079	Emerson Electric Company	139,002
4,011	Fastenal Company	131,039
777	FedEx Corporation	113,108
1,344	Keysight Technologies, Inc. [2]	130,704
1,890	PACCAR, Inc.	132,319
1,050	United Rentals, Inc. [2]	130,872
		1,569,256
	Materials - 10.9%
1,953	Albemarle Corporation	135,773
6,174	Allegheny Technologies, Inc. [2]	125,024
2,814	Dow, Inc.	134,087
12,558	Freeport-McMoRan, Inc.	120,180
5,754	Huntsman Corporation	133,838
3,150	International Paper Company	131,733
1,575	LyondellBasell Industries NV	140,915
2,520	Nucor Corporation	128,293
7,182	Olin Corporation	134,447
4,263	Steel Dynamics, Inc.	127,037
3,465	Westrock Company	126,299
		1,437,626
	Technology - 30.0% [1]
483	Adobe, Inc. [2]	133,429
4,410	Advanced Micro Devices, Inc. [2]	127,846
1,176	Analog Devices, Inc.	131,394
630	Apple, Inc.	141,101

2,625		Applied Materials, Inc.	130,988
882		Autodesk, Inc. [2]	130,271
462		Broadcom, Inc.	127,544
2,058		Cadence Design Systems, Inc. [2]	135,993
2,604		Cree, Inc. [2]	127,596
8,778		Hewlett Packard Enterprise Company	133,162
903		KLA Corporation	143,983
588		Lam Research Corporation	135,893
5,229		Marvell Technology Group, Ltd.	130,568
2,247		Maxim Integrated Products, Inc.	130,124
1,428		Microchip Technology, Inc.	132,675
2,667		Micron Technology, Inc. [2]	114,281
987		Microsoft Corporation	137,223
2,394		NetApp, Inc.	125,709
756		NVIDIA Corporation	131,597
6,699		ON Semiconductor Corporation [2]	128,688
7,623		Pure Storage, Inc. - Class A [2]	129,134
525		ServiceNow, Inc. [2]	133,271
1,638		Skyworks Solutions, Inc.	129,812
1,197		Splunk, Inc. [2]	141,078
2,331		Teradyne, Inc.	134,988
1,029		Texas Instruments, Inc.	132,988
1,239		Twilio, Inc. - Class A [2]	136,240
2,100		Western Digital Corporation	125,244
1,281		Xilinx, Inc.	122,848
1,848		Zendesk, Inc. [2]	134,682
			3,950,350
		TOTAL COMMON STOCKS (Cost $12,867,999)	13,145,488

		SHORT-TERM INVESTMENTS - 0.3%
36,307		First American Government Obligations Fund, Class X, 1.87% [3]	36,307
		TOTAL SHORT-TERM INVESTMENTS (Cost $36,307)	36,307
		TOTAL INVESTMENTS - 100.0% (Cost $12,904,306)	13,181,795
		Other Assets in Excess of Liabilities - 0.0% [4]	4,448
		NET ASSETS - 100.0%	$13,186,243

	Percentages are stated as a percent of net assets.
	[1]	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	[2]	Non-income producing security.
	[3]	Rate shown is the annualized seven-day yield as of September 30, 2019.
	[4]	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Salt High truBetaTM US Market ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United  States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 20191:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,145,488	$-	$-	$13,145,488
Short-Term Investments	36,307	-	-	36,307
Total Investments	$13,181,795	$-	$-	$13,181,795

[1] See Schedule of Investments for breakout of investments by sector classification.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*      /s/ Kristina Nelson
    Kristina Nelson, President (principal executive officer)

Date      November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina Nelson
Kristina Nelson, President (principal executive officer)

Date      November 25, 2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date      November 25, 2019

* Print the name and title of each signing officer under his or her signature.